Notes to the Statements of Cash Flows - Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Noncash Investing Activities [Abstract]
Additions	₱ 9,335	₱ 5,072